Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	$ 237,426,843	$ 264,787,060
Debt Securities at fair value through profit or loss	235,936,898	234,592,823
Derivative Financial Instruments	1,247,078	3,267,935
Repurchase Transactions	203,205,457	92,067,820
Other Financial Assets	23,371,926	15,235,484
Loans and Other Financing	744,433,702	794,608,259
Other Debt Securities	94,356,999	34,822,804
Financial Assets Pledged as Collateral	35,235,668	28,252,414
Current Income Tax Assets	76,381	297,497
Investments in Equity Instruments	1,251,934	8,621,309
Equity investments in Associates and Joint Ventures	169,347	134,552
Property, Plant and Equipment	62,196,024	66,008,914
Intangible Assets	21,231,442	21,839,477
Deferred Income Tax Assets	4,286,395	13,905,649
Assets for Insurance Contracts	3,217,517	2,845,838
Other Non-financial Assets	10,398,787	11,523,519
Non-current Assets Held for Sale	657	44,268
TOTAL ASSETS	1,678,043,055	1,592,855,622
Liabilities
Deposits	1,035,957,929	1,020,886,486
Liabilities at fair value through Profit or Loss	75,674	0
Derivative Financial Instruments	712,129	86,716
Repurchase Transactions	324,119	0
Other Financial Liabilities	195,659,168	147,171,842
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,710,704	20,880,419
Debt Securities	27,971,776	25,771,621
Current Income Tax Liabilities	9,658,818	22,984,598
Subordinated Debt Securities	26,275,536	32,684,216
Provisions	4,381,599	5,700,004
Deferred Income Tax Liabilities	5,430,594	206,686
Liabilities for Insurance Contracts	3,190,629	3,110,871
Other Non-financial Liabilities	40,225,155	38,154,644
TOTAL LIABILITIES	1,373,573,830	1,317,638,103
Operating segments [member] | Bank [Member]
Assets
Cash and Due from Banks	231,726,182	260,085,728
Debt Securities at fair value through profit or loss	236,287,343	235,306,384
Derivative Financial Instruments	1,585,960	3,267,935
Repurchase Transactions	203,165,504	92,067,820
Other Financial Assets	17,832,351	10,445,570
Loans and Other Financing	575,585,892	663,096,109
Other Debt Securities	92,235,283	32,375,095
Financial Assets Pledged as Collateral	34,926,900	28,135,063
Current Income Tax Assets		0
Investments in Equity Instruments	1,251,928	8,618,111
Equity investments in Associates and Joint Ventures	600,775	725,320
Property, Plant and Equipment	54,881,411	57,644,137
Intangible Assets	19,041,320	19,396,092
Deferred Income Tax Assets	0	8,000,987
Other Non-financial Assets	6,359,559	8,728,364
Non-current Assets Held for Sale	657	44,268
TOTAL ASSETS	1,475,481,065	1,427,936,983
Liabilities
Deposits	1,040,723,530	1,023,463,093
Derivative Financial Instruments	712,129	86,716
Repurchase Transactions	324,119
Other Financial Liabilities	94,983,619	61,765,321
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,949,710	15,384,243
Debt Securities	7,346,442	11,930,540
Current Income Tax Liabilities	5,185,675	19,668,582
Subordinated Debt Securities	26,275,536	32,684,216
Provisions	4,036,523	5,181,417
Deferred Income Tax Liabilities	4,793,600
Other Non-financial Liabilities	30,056,744	28,611,554
TOTAL LIABILITIES	1,223,387,627	1,198,775,682
Operating segments [member] | Naranja X [member]
Assets
Cash and Due from Banks	5,463,828	3,303,721
Debt Securities at fair value through profit or loss	208,276	138,507
Repurchase Transactions	39,953
Other Financial Assets	2,468,949	1,935,002
Loans and Other Financing	175,549,628	133,652,457
Other Debt Securities	3,012	263,327
Financial Assets Pledged as Collateral	16,564	13,775
Current Income Tax Assets	0	54,704
Property, Plant and Equipment	6,313,146	7,334,422
Intangible Assets	2,084,058	2,315,446
Deferred Income Tax Assets	3,516,571	5,471,788
Other Non-financial Assets	2,042,676	1,094,529
TOTAL ASSETS	197,706,661	155,577,678
Liabilities
Deposits	27,043	9
Derivative Financial Instruments	338,882
Other Financial Liabilities	96,273,604	83,506,934
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,389,635	8,746,648
Debt Securities	21,376,032	15,213,077
Current Income Tax Liabilities	3,478,634	1,795,866
Provisions	163,559	218,953
Other Non-financial Liabilities	7,850,368	7,510,035
TOTAL LIABILITIES	152,897,757	116,991,522
Operating segments [member] | Insurance [member]
Assets
Cash and Due from Banks	53,530	59,791
Debt Securities at fair value through profit or loss	36,976	0
Other Financial Assets	434,838	1,230,331
Loans and Other Financing	7,403	714,203
Other Debt Securities	2,244,297	2,441,973
Financial Assets Pledged as Collateral		0
Current Income Tax Assets	62,374	242,793
Property, Plant and Equipment	907,462	976,121
Intangible Assets	49,833	110,814
Deferred Income Tax Assets	388,570	266,626
Assets for Insurance Contracts	3,217,517	2,846,664
Other Non-financial Assets	98,013	41,316
TOTAL ASSETS	7,500,813	8,930,632
Liabilities
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Current Income Tax Liabilities	214,130	673,483
Provisions	155,292	205,296
Deferred Income Tax Liabilities	255,511
Liabilities for Insurance Contracts	3,191,514	3,110,906
Other Non-financial Liabilities	952,610	1,035,550
TOTAL LIABILITIES	4,769,057	5,025,235
Operating segments [member] | Other businesses [member]
Assets
Cash and Due from Banks	4,473,968	3,439,777
Debt Securities at fair value through profit or loss	29,408	262,337
Other Financial Assets	2,635,788	1,627,085
Loans and Other Financing	2,552,902	2,209,417
Financial Assets Pledged as Collateral	292,204	103,576
Current Income Tax Assets	14,007	0
Investments in Equity Instruments	6	3,198
Property, Plant and Equipment	94,005	54,234
Intangible Assets	6,735,316	6,696,209
Deferred Income Tax Assets	381,254	166,248
Other Non-financial Assets	1,898,539	1,659,310
TOTAL ASSETS	19,107,397	16,221,391
Liabilities
Liabilities at fair value through Profit or Loss	75,674
Other Financial Liabilities	4,504,207	3,181,178
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	2
Current Income Tax Liabilities	780,379	846,667
Provisions	26,225	94,338
Deferred Income Tax Liabilities	381,483	206,686
Other Non-financial Liabilities	1,393,789	1,058,004
TOTAL LIABILITIES	7,161,757	5,386,875
Adjustments [member]
Assets
Cash and Due from Banks	(4,290,665)	(2,101,957)
Debt Securities at fair value through profit or loss	(625,105)	(1,114,405)
Derivative Financial Instruments	(338,882)
Other Financial Assets	0	(2,504)
Loans and Other Financing	(9,262,123)	(5,063,927)
Other Debt Securities	(125,593)	(257,591)
Equity investments in Associates and Joint Ventures	(431,428)	(590,768)
Intangible Assets	(6,679,085)	(6,679,084)
Assets for Insurance Contracts	0	(826)
TOTAL ASSETS	(21,752,881)	(15,811,062)
Liabilities
Deposits	(4,792,644)	(2,576,616)
Derivative Financial Instruments	(338,882)
Other Financial Liabilities	(102,262)	(1,281,591)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(8,628,641)	(3,250,474)
Debt Securities	(750,698)	(1,371,996)
Liabilities for Insurance Contracts	(885)	(35)
Other Non-financial Liabilities	(28,356)	(60,499)
TOTAL LIABILITIES	$ (14,642,368)	$ (8,541,211)